Selected Statements of Income Data	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Selected Statements of Income Data

NOTE 18: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2018	2017	2016
Sales, net	$661,913	$879,387	$950,751

Selling, marketing, general and administrative expenses:
Selling and marketing	$33,724	$40,813	$43,574
Advertising	9,913	10,468	15,504
General and administrative *	44,559	34,375	33,287
Settlements and loss contingencies	1,884	—	973
	$90,080	$85,656	$93,338
* Including provision for doubtful accounts	$(124)	$218	$(5)

Financial expenses (income):
Interest and exchange differences on long-term liabilities	$304	$131	$473
Income in respect of deposits	(20,238)	(14,599)	(13,077)
Foreign currency transaction gains	32,465	(20,168)	(7,068)
	$12,531	$(34,636)	$(19,672)